  NATIONWIDE MUTUAL FUNDS
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide Diverse Managers Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Growth Fund
Nationwide Herndon Mid Cap Value Fund
Nationwide HighMark Large Cap Core Equity Fund
Nationwide HighMark Small Cap Core Fund
Nationwide Small Company Growth Fund
Nationwide U.S. Small Cap Value Fund
Nationwide Ziegler Equity Income Fund

Supplement dated April 29, 2016
to the Prospectus dated March 1, 2016

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective May 1, 2016:

1.	The table under the “Fees and Expenses” section on page 37 of the Prospectus with respect to the Nationwide HighMark Small Cap Core Fund is deleted and restated as follows:

	Class A Shares	Class C Shares	Institutional Class Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.89%	0.89%	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.28%	0.27%	0.16%	0.25%
Total Annual Fund Operating Expenses	1.42%	2.16%	1.05%	1.14%
1  “Management Fees” have been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2016.

2.	The tables under the “Example” section on page 38 of the Prospectus with respect to the Nationwide HighMark Small Cap Core Fund are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$711	$998	$1,307	$2,179
Class C shares	319	676	1,159	2,493
Institutional Class shares	107	334	579	1,283
Institutional Service Class shares	116	362	628	1,386

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$219	$676	$1,159	$2,493

3.	The table under the “Fees and Expenses” section on page 44 of the Prospectus with respect to the Nationwide U.S. Small Cap Value Fund is deleted and restated as follows:

	Class A Shares	Class C Shares	Institutional Class Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.89%	0.89%	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.29%	0.29%	0.17%	0.42%
Total Annual Fund Operating Expenses	1.43%	2.18%	1.06%	1.31%
1  “Management Fees” have been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2016.

4.	The tables under the “Example” section on page 45 of the Prospectus with respect to the Nationwide U.S. Small Cap Value Fund are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$712	$1,001	$1,312	$2,190
Class C shares	321	682	1,169	2,513
Institutional Class shares	108	337	585	1,294
Institutional Service Class shares	133	415	718	1,579

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$221	$682	$1,169	$2,513

5.	The following information is added to the end of the “Management Fees” section on page 75 of the Prospectus:

Beginning May 1, 2016, the Nationwide HighMark Small Cap Core Fund and the Nationwide U.S. Small Cap Value Fund pay NFA an annual management fee based on the rates listed in the table below, which are expressed as a percentage of each Fund’s average daily net assets, without taking into account any applicable fee waivers:
Fund	Assets	Fee
Nationwide HighMark Small Cap Core Fund	Up to $500 million $500 million and more	0.89% 0.84%
Nationwide U.S. Small Cap Value Fund	Up to $500 million $500 million and more	0.89% 0.84%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE